[PIONEER LOGO]







Pioneer
Micro-Cap
Fund

SEMIANNUAL REPORT 5/31/97

T a b l e  o f  C o n t e n t s
--------------------------------------------------------------------------------


Letter from the Chairman                           1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    5

Schedule of Investments                            9

Financial Statements                              13

Notes to Financial Statements                     18

Report of Independent Public Accountants          23

Trustees, Officers and Service Providers          24

Programs and Services for Pioneer Shareowners     26

The Pioneer Family of Mutual Funds                29

Pioneer Micro-Cap Fund
_______________________________________________________________________________
LETTER FROM THE CHAIRMAN 5/31/97
_______________________________________________________________________________


 D e a r  S h a r e o w n e r ,
----------------------------------------------------------------------------

I am pleased to introduce this first report to shareowners of Pioneer Micro-Cap Fund. This report covers the period from the Fund's inception on February 28, 1997, through the midpoint of its fiscal year on May 31, 1997. On behalf of the Fund's investment management team, I thank you for your interest.

Pioneer Micro-Cap Fund is a way for investors to participate in the fortunes of the smallest publicly held companies, those with a capitalization of $300 million or less. Your management team, with the direction of portfolio manager William "Pete" Taussig, looks for stocks trading at low prices in comparison to the companies' financial position and long-term prospects. They have a distinct preference for companies in turnaround situations, or those that are likely takeover candidates.

You should consider the Fund to be an aggressive portion of your portfolio. Even though we look for stocks with low valuations, which can prove to be quite rewarding in the long-term, investing in small companies is an inherently volatile proposition. That said, your Fund's investment strategy has been successful so far, and the Fund outperformed small stocks as a whole over its brief life.

I encourage you to read on to learn more about your Fund and our efforts to build a solid foundation for long-term success. Please contact your investment representative, or Pioneer at 1-800-225-6292, if you have questions about Pioneer Micro-Cap Fund. Thank you for your support.

Respectfully,

/s/ John F. Cogan, Jr.
John F. Cogan, Jr.,
Chairman and President

 Pioneer Micro-Cap Fund
_______________________________________________________________________________
 PORTFOLIO SUMMARY 5/31/97
_______________________________________________________________________________


P o r t f o l i o  D i v e r s i f i c a t i o n
----------------------------------------------------------------------------

 (As a percentage of total investment portfolio)

                              (graphic: pie graph)

                        --- U.S. Common Stocks 87%
                        .
                        .




                       .
     Short-Term Cash---
     Equivalents 13%


S e c t o r  D i s t r i b u t i o n
----------------------------------------------------------------------------

 (As a percentage of equity holdings)

                              (graphic: pie graph)

  Transportation 3%|
                   |                 ---Technology 44%
      Consumer     ---               |
      Durables 3%|
                 ---
Capital Goods 4%------
                                        --- Consumer
      Services 9%------                     Non-Durables 14%
                              |      |
         Basic Industries 9%--|      |
                                     |
                                     --Financial 14%

1 0  L a r g e s t  H o l d i n g s
----------------------------------------------------------------------------

 (As a percentage of equity holdings)

  1. Mercury Interactive Corp.    3.79%     6. National Presto Industries, Inc.    3.11%
  2. C.P. Clare Corp.             3.72      7. Ply-Gem Industries, Inc.            3.11
  3. MicroAge, Inc.               3.55      8. ArQule, Inc.                        3.05
  4. SystemSoft Corp.             3.21      9. Litchfield Financial Corp.          2.98
  5. Broadway & Seymour, Inc.     3.15     10. DSP Communications, Inc.            2.98

  Fund holdings will vary for other periods.

 Pioneer Micro-Cap Fund
_______________________________________________________________________________
 PERFORMANCE UPDATE 5/31/97                                     CLASS A SHARES
_______________________________________________________________________________


S h a r e  P r i c e s  a n d  D i s t r i b u t i o n s
----------------------------------------------------------------------------



 Net Asset Value
 per Share                   5/31/97        2/28/97
                             $15.72         $15.00

 Distributions per Share     Income         Short-Term         Long-Term
 (2/28/97 - 5/31/97)         Dividends      Capital Gains      Capital Gains
                                -              -                  -

I n v e s t m e n t  R e t u r n s
----------------------------------------------------------------------------


The table below shows the Fund's total return since its recent inception. A mountain chart comparing the Fund to a relevant stock market index will appear once the Fund has a longer performance history.


____________________________________________

Cumulative Total Returns
(AS of May 31, 1997)

                 Net         Public
                Asset       Offering
Period          Value        Price*

Life-of-Fund   4.80%        -1.26%
(2/28/97)

____________________________________________

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.








Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

 Pioneer Micro-Cap Fund
_______________________________________________________________________________
 PERFORMANCE UPDATE 5/31/97                                     CLASS B SHARES
_______________________________________________________________________________


S h a r e  P r i c e s  a n d  D i s t r i b u t i o n s
----------------------------------------------------------------------------



 Net Asset Value
 per Share                   5/31/97        2/28/97
                             $15.70         $15.00

 Distributions per Share     Income         Short-Term         Long-Term
 (2/28/97 - 5/31/97)         Dividends      Capital Gains      Capital Gains
                                -                -                  -

I n v e s t m e n t  R e t u r n s
----------------------------------------------------------------------------


The table below shows the Fund's total return since its recent inception. A mountain chart comparing the Fund to a relevant stock market index will appear once the Fund has a longer performance history.

_________________________________________________

Cumulative Total Returns
(As of May 31, 1997)

                     If           If
Period              Held       Redeemed*

Life-of-Fund        4.67%         0.67%
(2/28/97)


___________________________________________________


*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.











Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
PORTFOLIO MANAGEMENT DISCUSSION 5/31/97
_______________________________________________________________________________


D e a r  S h a r e o w n e r ,
----------------------------------------------------------------------------

It is with pleasure that I provide this review of Pioneer Micro-Cap Fund's growth and progress over the first three months of its life. The Fund was introduced on February 28, 1997, and reached the halfway point of its fiscal year on May 31 with more than 4,500 shareowners and $57 million in assets. On behalf of the entire team of portfolio managers and analysts who contribute to the Fund, I'd like to thank you for your interest.

Small Company Stocks Surged Late in Period
Small-company stocks did what they do best over the course of Pioneer Micro-Cap Fund's brief life - quickly change in price. Large stocks dominated the market for most of the period, with the Dow Jones Industrial Average (DJIA) of 30 big issues racking up a return of 2.42% in March and April, compared to -4.45% for the Russell 2000 Index of small stocks. This continued the pattern of the past year, with investors seeming to have difficulty summoning the discipline to choose small, less-familiar issues over popular "blue-chip" companies. These were two frustrating months for those watching the performance of smaller, lesser-known stocks. For us, however, the dip was timely - lower prices created some interesting buying opportunities, as we discuss later in this report.

In May, investors began to show more interest in smaller stocks. In fact, the Russell 2000 rose 11.12% in May, bringing its three-month return to 6.18%. By contrast, the DJIA returned 4.60% for the month and 7.13% for the quarter. These swift changes are not uncommon when dealing with smaller stocks, and offer compelling evidence for remaining invested, rather than attempt to "time" the stock market.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
PORTFOLIO MANAGEMENT DISCUSSION 5/31/97                            (continued)
_______________________________________________________________________________


Using "Aggressive Value" Strategy to Build the Portfolio
Our goal for Pioneer Micro-Cap Fund is to provide long-term capital growth. The Fund invests only in stocks of companies with a market capitalization (that is, the value of outstanding stock shares) of $300 million or less. Nearly 7,000 U.S. companies fall into this category, giving us a huge base of stocks from which to choose. Micro-cap companies have the potential for impressive growth although their stocks can be quite volatile and less liquid than stocks of larger companies. In fact, as measured by the Merrill Lynch Micro-Cap Index, micro-caps were the best-performing sector of the U.S. equity market over the 20 years ended December 31, 1996.

We use an "aggressive value" investment style for your Fund. This means we prefer stocks that are out of favor and selling at relatively low prices - even though the companies have strong cash flows, strong market shares, solid balance sheets and proactive management. We look for companies that generate excess cash flow from their operations, since businesses that regularly turn to the markets to raise cash are more vulnerable to external factors. Undervalued companies are what we're seeking, so it isn't enough for a stock to be cheap we want to know why. Does the company have a legitimate franchise and a defensible competitive position? Or did it previously enjoy a stock price that exceeded its real value? We are only interested in the first scenario.

This investment approach means we avoid crowds, and you may not recognize many of the 46 names in the Fund's portfolio. We prefer to find unique opportunities offered by lesser-known, often complicated or misunderstood enterprises. Our favorite companies bring the potential for what we call "double-barreled" improvement - significant sales growth and expanding profit margins. Accordingly, we focus on companies in turnaround, transition and special situations, along with niche firms. We are prepared to be patient, and expect holdings may take several years to achieve the target prices we set at the time of purchase.

Pioneer Micro-Cap Fund
_______________________________________________________________________________

_______________________________________________________________________________


Technology and Biotechnology Favored
By the close of the period, we had invested 87% of the Fund's assets in stocks, with only 13% held in short-term cash equivalents. Our target is to have each holding represent about 2% of the portfolio, and we have been able to do that in most cases.

To date, the majority of companies that have met our criteria are in the technology and biotechnology sectors. (As of May 31, technology represented 44% of the Fund's equity assets, including an 11% position in biotechnology.) These industries have the potential for fantastic returns if a company succeeds. They also are areas where psychology and emotion play a big role. When a short-term problem appears, emotional reactions often push down technology stocks to prices that are exceedingly attractive on a longer-term basis. A disciplined, value-oriented investor can profit from these bouts of investor fear.

Just such a break in the market came in March, and again in April. We took the opportunity to build positions in computer service companies such as Mercury Interactive (automated client/server testing tools), Broadway & Seymour (technology business solutions for financial and professional services firms) and FileNet (document imaging and management software). In electronics, we selected C.P. Clare (semiconductor switches and relays), while adding DSP Communications, a developer of chipsets for the wireless market. Technology-related stocks include MicroAge, a retailer of computers and equipment. When all was said and done, the technology stocks in the portfolio quickly rebounded over the past three months.

In the biotechnology world, we look for companies likely to introduce new products in the next 12-24 months. Here we expect to give firms two or three years to show results, so we are sanguine about the group's relatively poor recent performance. Biotechnology holdings include Chirex (an outsource for biotechnology and pharmaceutical firms), ArQule (chemical compounds for biotech and drug companies), ImClone Systems (therapeutic products for the treatment of cancer-related diseases) and Texas Biotechnology (developing a new generation of therapeutics for the vascular system).

Pioneer Micro-Cap Fund
_______________________________________________________________________________
PORTFOLIO MANAGEMENT DISCUSSION 5/31/97                            (continued)
_______________________________________________________________________________


The portfolio also contains a significant number of companies in the financial sector. Among these are Ocwen Asset Investment, a spin-off of Ocwen Financial. We used the Fund's flexibility and invested in real estate investment trusts (REITs). We are especially cognitive of quality when looking at REITs. We want to see real assets, savvy management and solid financial standing with fixed-rate, if any, debt. REIT holdings include Bedford Property Investors (suburban office and industrial properties in the Western U.S.) and Glenborough Realty Trust, which boasts a well-rounded portfolio of income-producing properties.

Moving Forward
As we enter the second half of Pioneer Micro-Cap Fund's fiscal year, we expect to continue much as we have begun. We'll look for companies that meet our strict value criteria and growth prospects. We'll also monitor the portfolio for stocks that begin to hit our target prices, or that suffer a significant change in their fundamental business. Your investment management team is confident that our aggressive value strategy brings shareowners a real opportunity to participate in the fast-paced micro-cap market, an opportunity that cannot easily be replicated without the skill and energy of professional management.

Respectfully,


/s/ William M. Taussig
William "Pete" Taussig,
Portfolio Manager

Pioneer Micro-Cap Fund
_______________________________________________________________________________
SCHEDULE OF INVESTMENTS 5/31/97
_______________________________________________________________________________

Shares                                           Value
            COMMON STOCKS - 87.1%
            Basic Industries - 7.8%
            Chemicals - 2.6%
 60,000     McWhorter Technologies, Inc.*        $1,320,000
 21,000     Triple S Plastic, Inc.*                 149,625
                                                 -----------
                                                 $1,469,625
                                                 -----------
            Iron & Steel - 3.4%
 50,000     Atchinson Casting Corp.*             $  856,250
289,000     Ocal, Inc.*+                          1,011,500
                                                 -----------
                                                 $1,867,750
                                                 -----------
            Pollution/Waste - 1.8%
 50,000     Tetra Tech, Inc.*                    $1,000,000
                                                 -----------
            Total Basic Industries               $4,337,375
                                                 -----------
            Capital Goods - 3.3%
            Construction & Engineering - 2.7%
 90,000     Ply-Gem Industries, Inc.             $1,507,500
                                                 -----------
            Producer Goods - 0.6%
  3,000     Gleason Corp.                        $  111,375
  5,100     Helix Technology Corp.                  206,550
                                                 -----------
                                                 $  317,925
                                                 -----------
            Total Capital Goods                  $1,825,425
                                                 -----------
            Consumer Durables - 2.7%
            Durables - 2.7%
 40,000     National Presto Industries, Inc.     $1,510,000
                                                 -----------
            Total Consumer Durables              $1,510,000
                                                 -----------
            Consumer Non-Durables - 11.9%
            Agriculture & Food - 1.2%
 34,700     Alico, Inc.                          $  685,325
                                                 -----------
            Retail Non-Food - 8.9%
 88,600     Dylex Ltd.*                          $  404,244
 53,000     Jan Bell Marketing, Inc.*               119,250
 49,000     Koala Corp.*                            588,000

The accompanying notes are an integral part of these financial statements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
SCHEDULE OF INVESTMENTS 5/31/97                                    (continued)
_______________________________________________________________________________

Shares                                           Value
            Retail Non-Food - (continued)
 95,000     MicroAge, Inc.*                      $1,721,875
160,000     Programmer's Paradise Inc.*           1,280,000
255,600     Transmedia Network Inc.                 862,650
                                                 -----------
                                                 $4,976,019
                                                 -----------
            Textiles/Clothes - 1.8%
102,400     Marisa Christina, Inc.*              $  998,400
                                                 -----------
            Total Consumer Non - Durables        $6,659,744
                                                 -----------
            Financial - 12.5%
            Commercial Bank - 2.4%
105,000     Century Bancorp, Inc.                $1,351,875
                                                 -----------
            Insurance - 1.5%
 55,000     Summit Holding Southeast Inc.*       $  825,000
                                                 -----------
            Misc. Finance - 2.4%
 75,000     Ocwen Asset Investment Corp.*        $1,359,375
                                                 -----------
            Real Estate Investment Trusts - 3.6%
 70,000     Bedford Property Investors, Inc.     $1,312,500
 30,500     Glenborough Realty Trust                663,375
                                                 -----------
                                                 $1,975,875
                                                 -----------
            Savings & Loan - 2.6%
 89,000     Litchfield Financial Corp.           $1,446,250
                                                 -----------
            Total Financial                      $6,958,375
                                                 -----------
            Services - 8.2%
            Broadcasting & Media - 2.1%
160,000     National Media Corporation*          $1,180,000
                                                 -----------
            Pharmaceuticals - 6.1%
 80,000     ArQule, Inc.*                        $1,480,000
 55,000     ChiRex Inc.*                            632,500
 75,000     National Dentex Corp.*                1,293,750
                                                 -----------
                                                 $3,406,250
                                                 -----------
            Total Services                       $4,586,250
                                                 -----------



10       The accompanying notes are an integral part of these financial statements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________

_______________________________________________________________________________


Shares                                                     Value
            Technology - 38.5%
            Biotechnology - 9.7%
200,000     Aronex Pharmaceuticals, Inc.*             $   850,000
160,000     Genzyme Transgenics Corp.*                  1,220,000
170,000     ImClone Systems, Inc.*                      1,041,250
240,000     Immulogic Pharmaceutical Corporation*         960,000
250,000     Texas Biotechnology Corp.*                  1,343,750
                                                      ------------
                                                      $ 5,415,000
                                                      ------------
            Business Machines - 2.5%
120,000     Nashua Corp.*                             $ 1,395,000
                                                      ------------
            Computer Services - 11.5%
125,000     Broadway & Seymour, Inc.*                 $ 1,531,250
 76,000     CMG Information Services, Inc.*             1,311,000
 20,000     Creative Computers, Inc.*                     113,750
 80,000     FileNet Corp.*                              1,330,000
105,000     Mercury Interactive Corp.*                  1,837,500
 62,000     Meridian Data, Inc.*                          259,625
                                                      ------------
                                                      $ 6,383,125
                                                      ------------
            Computer Software - 9.0%
150,000     Platinum Software Corp.*                  $ 1,359,375
 60,000     Progress Software Corp.*                    1,050,000
130,000     SystemSoft Corp.*                           1,560,000
 67,500     Viewlogic Systems, Inc.*                    1,012,500
                                                      ------------
                                                      $ 4,981,875
                                                      ------------
            Electronics - 3.2%
130,000     C.P. Clare Corp.*                         $ 1,803,750
                                                      ------------
            Telecommunications - 2.6%
130,000     DSP Communications, Inc.*                 $ 1,446,250
                                                      ------------
            Total Technology                          $21,425,000
                                                      ------------

The accompanying notes are an integral part of these financial statements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
SCHEDULE OF INVESTMENTS 5/31/97                                    (continued)
_______________________________________________________________________________


Shares                                                           Value
               Transportation - 2.2%
               Air Transport - 2.2%
130,000        First Aviation Services, Inc.*                   $ 1,235,000
                                                                ------------
               Total Transportation                             $ 1,235,000
                                                                ------------
               Total Common Stocks
               (Cost $45,091,282)                               $48,537,169
                                                                ------------
Principal
Amount
               TEMPORARY CASH INVESTMENT - 12.9%
               Repurchase Agreement - 12.9%
$7,200,000     Aubrey Lanston, 5/30/97, 5.50%, repurchase
               price of $7,200,000 plus accrued interest on
               6/2/97, collateralized by $6,880,000 U.S.
               Treasury Bill, 8.875%, 2/15/99                   $ 7,200,000
                                                                ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $7,200,000)                                $ 7,200,000
                                                                ------------
               TOTAL INVESTMENT IN SECURITIES - 100%
               (Cost $52,291,282) (a)                           $55,737,169
                                                                ------------

*  Non-income producing security.
+ Investments held by the Fund representing 5% or more of the outstanding voting stock of such company.
(a)At May 31, 1997, the net unrealized gain on investments based on cost for federal income tax purposes of $52,291,282 was as follows:



    Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                      $   4,904,183
    Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                         (1,458,296)
                                                                     -------------
    Net unrealized gain                                              $   3,445,887
                                                                     -------------

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 1997, aggregated $45,157,282 and $159,500, respectively.


12       The accompanying notes are an integral part of these financial statements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
BALANCE SHEET 5/31/97
_______________________________________________________________________________


ASSETS:
  Investment in securities (including temporary cash investment of
    $7,200,000) (cost $52,291,282)                                    $ 55,737,169
  Cash                                                                      82,138
  Receivables -
   Fund shares sold                                                      1,744,204
   Dividends and interest                                                    4,750
  Organizational costs - net                                                53,451
                                                                      ------------
    Total assets                                                      $ 57,621,712
                                                                      ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                    $    271,530
   Fund shares repurchased                                                   9,168
  Due to affiliates                                                         93,183
  Accrued expenses                                                          44,563
                                                                      ------------
    Total liabilities                                                 $    418,444
                                                                      ------------
NET ASSETS:
  Paid-in capital                                                     $ 53,711,644
  Accumulated net investment loss                                          (47,763)
  Accumulated undistributed net realized gain                               93,500
  Net unrealized gain on investments                                     3,445,887
                                                                      ------------
    Total net assets                                                  $ 57,203,268
                                                                      ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $26,152,545/1,663,941 shares)                     $      15.72
                                                                      ------------
  Class B (based on $31,050,723/1,977,232 shares)                     $      15.70
                                                                      ------------
MAXIMUM OFFERING PRICE:
  Class A                                                             $      16.68
                                                                      ------------



The accompanying notes are an integral part of these financial statements.   13

Pioneer Micro-Cap Fund
_______________________________________________________________________________
STATEMENT OF OPERATIONS
_______________________________________________________________________________
For the Period from 2/28/97 (Commencement of Operations) to 5/31/97


INVESTMENT INCOME:
  Dividends                                                 $ 18,265
  Interest                                                   128,495
                                                            ---------
    Total investment income                                               $  146,760
                                                                          ----------
EXPENSES:
  Management fees                                           $102,038
  Transfer agent fees
   Class A                                                    34,473
   Class B                                                    35,494
  Distribution fees
   Class A                                                    10,404
   Class B                                                    51,146
  Accounting                                                  18,100
  Custodian fees                                               6,356
  Registration fees                                           33,479
  Professional fees                                           10,694
  Printing                                                     3,906
  Organization costs                                          10,401
  Fees and expenses of nonaffiliated trustees                  4,650
  Miscellaneous                                                2,216
                                                            ---------
    Total expenses                                                        $  323,357
    Less management fees waived and expenses
      reimbursed by Pioneering Management
      Corporation                                                           (118,077)
    Less fees paid indirectly                                                (10,757)
                                                                          ----------
    Net expenses                                                          $  194,523
                                                                          ----------
     Net investment loss                                                  $  (47,763)
                                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $   93,500
  Net unrealized gain on investments                                       3,445,887
                                                                          ----------
   Net gain on investments                                                $3,539,387
                                                                          ----------
   Net increase in net assets resulting from operations                   $3,491,624
                                                                          ==========



14     The accompanying notes are an integral part of these financial statements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________
For the Period from 2/28/97 (Commencement of Operations) to 5/31/97


                                                                   Period
                                                                    Ended
FROM OPERATIONS:                                                  5/31/97
Net investment loss                                              $   (47,763)
Net realized gain on investments                                      93,500
Net unrealized gain on investments                                 3,445,887
                                                                 -----------
    Net increase in net assets resulting from operations         $ 3,491,624
                                                                 -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $54,119,277
Cost of shares repurchased                                          (507,633)
                                                                 -----------
  Net increase in net assets resulting from fund share
    transactions                                                 $53,611,644
                                                                 -----------
  Net increase in net assets                                     $57,103,268

NET ASSETS:
Beginning of period (initial capitalization - 6,666 shares)          100,000
                                                                 -----------
End of period                                                    $57,203,268
                                                                 ===========


CLASS A                      '97 Shares       '97 Amount
Shares sold                   1,684,645      $ 24,812,572
Less shares repurchased         (24,037)         (347,803)
                              ---------      ------------
  Net increase                1,660,608      $ 24,464,769
                              =========      ============
CLASS B
Shares sold                   1,985,217      $ 29,306,705
Less shares repurchased         (11,318)         (159,830)
                              ---------      ------------
  Net increase                1,973,899      $ 29,146,875
                              =========      ============



The accompanying notes are an integral part of these financial statements.   15

Pioneer Micro-Cap Fund
_______________________________________________________________________________
FINANCIAL HIGHLIGHTS 5/31/97
_______________________________________________________________________________

                                                           2/28/97
                                                             to
                                                           5/31/97
CLASS A
Net asset value, beginning of period                    $     15.00
                                                        -----------
Increase from investment operations:
 Net realized and unrealized gain on
   investments                                          $      0.72
                                                        -----------
Net increase in net asset value                         $      0.72
                                                        -----------
Net asset value, end of period                          $     15.72
                                                        ===========
Total return*                                                  4.80%
Ratio of net expenses to average net assets                    1.87%**+
Ratio of net investment loss to average net assets            (0.29)%**+
Portfolio turnover rate                                           2%**
Average commission rate paid (1)                        $    0.0475
Net assets, end of period (in thousands)                $    26,153
Ratios assuming no waiver of management fees and
 assumption of expenses by PMC and no reduction
 for fees paid indirectly:
 Net expenses                                                  3.16%**
 Net investment loss                                          (1.58)%**
Ratios assuming waiver of management fees and
 assumption of expenses by PMC and reduction for
 fees paid indirectly:
 Net expenses                                                  1.75%**
 Net investment loss                                          (0.17)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
 +  Ratio assuming no reduction for fees paid indirectly.
 (1)Amount represents the rate of commission paid per share on the Fund's exchange listed security transactions.


16     The accompanying notes are an integral part of these financial statements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
FINANCIAL HIGHLIGHTS 5/31/97
_______________________________________________________________________________

                                                           2/28/97
                                                             to
                                                           5/31/97
CLASS B
Net asset value, beginning of period                    $     15.00
                                                        -----------
Increase (decrease) from investment operations:
 Net investment loss                                    $     (0.02)
 Net realized and unrealized gain on investments               0.72
                                                        -----------
Net increase in net asset value                         $      0.70
                                                        -----------
Net asset value, end of period                          $     15.70
                                                        ===========
Total return*                                                  4.67%
Ratio of net expenses to average net assets                    2.49%**+
Ratio of net investment loss to average net assets            (0.90)%**+
Portfolio turnover rate                                           2%**
Average commission rate paid (1)                        $    0.0475
Net assets, end of period (in thousands)                $    31,051
Ratios assuming no waiver of management fees and
 assumption of expenses by PMC and no reduction
 for fees paid indirectly:
 Net expenses                                                  3.75%**
 Net investment loss                                          (2.16)%**
Ratios assuming waiver of management fees and
 assumption of expenses by PMC and reduction for
 fees paid indirectly:
 Net expenses                                                  2.38%**
 Net investment loss                                          (0.79)%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
 +  Ratio assuming no reduction for fees paid indirectly.
 (1)Amount represents the rate of commission paid per share on the Fund's exchange listed security transactions.


The accompanying notes are an integral part of these financial statements.   17

Pioneer Micro-Cap Fund
_______________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS 5/31/97
_______________________________________________________________________________


1. Organization and Significant Accounting Policies

Pioneer Micro-Cap Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on December 3, 1996 and commenced operations on February 28, 1997. Prior to February 28, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers two classes of shares - Class A and Class B shares. Shares of Class A and Class B each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class B shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation
  Security transactions are recorded on trade date. Each day, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

Pioneer Micro-Cap Fund
_______________________________________________________________________________

_______________________________________________________________________________


  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B. Federal Income Taxes
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

  The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C. Fund Shares
  The Fund records sales and repurchases of its shares on trade date. Net losses, if any, as a result of cancellations are absorbed by PFD, the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI). PFD earned $22,910 in underwriting commissions on the sale of fund shares during the period ended May 31, 1997.

D. Class Allocations
  Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class B shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS 5/31/97                              (continued)
_______________________________________________________________________________


  Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A and Class B shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements
  With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneering Management Corporation (PMC), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Deferred Organization Costs
  The costs incurred by the Fund in connection with its organization have been deferred and are amortized on a straight-line basis over a period of up to five years. If PMC redeems any of its initial investment prior to the end of the amortization period, the redemption proceeds will be decreased by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share is derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

2.  Management Agreement
PMC manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 1.10% of the Fund's average daily net assets.

PMC has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B shares will be reduced only to the extent that such expenses are reduced for Class A shares. PMC's agreement is voluntary and temporary and may be revised or terminated at any time.

Pioneer Micro-Cap Fund
_______________________________________________________________________________

_______________________________________________________________________________


In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 1997, $9,240 was payable to PMC related to management fees and certain other services.

3.  Transfer Agent
PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $52,193 in transfer agent fees payable to PSC at May 31, 1997.

4.  Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan and Class B Plan ) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares. Included in due to affiliates is $31,750 in distribution fees payable to PFD at May 31, 1997.

Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSC are paid to PFD. For the period ended May 31, 1997, CDSCs in the amount of $2,269 were paid to PFD.

5.  Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended May 31, 1997, the Fund's expenses were reduced by $10,757 under such arrangements.

Pioneer Micro-Cap Fund
_______________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS 5/31/97                              (continued)
_______________________________________________________________________________


6.  Affiliated Companies
The Fund primarily invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements. The Fund's investment in these smaller capitalized companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of May 31, 1997:



                                        Dividend
Affiliates     Purchases      Sales     Income       Value
------------   ------------   -------   ---------   -----------
Ocal, Inc.     $1,115,969     $ -        $ -        $1,011,500

Pioneer Micro-Cap Fund
_______________________________________________________________________________
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
_______________________________________________________________________________


To The Shareholders And The Board Of Trustees Of Pioneer Micro-Cap Fund:


We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Micro-Cap Fund as of May 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 28, 1997 (commencement of operations) to May 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Micro-Cap Fund as of May 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period presented, in conformity with generally accepted accounting principles.




ARTHUR ANDERSEN LLP


Boston, Massachusetts
July 1, 1997

Pioneer Micro-Cap Fund
_______________________________________________________________________________
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
_______________________________________________________________________________


Trustees                              Officers
John F. Cogan, Jr.                    John F. Cogan, Jr., Chairman and
Richard H. Egdahl, M.D.                President
Margaret B.W. Graham                  David D. Tripple, Executive Vice
John W. Kendrick                       President
Marguerite A. Piret                   William Taussig, Vice President
David D. Tripple                      William H. Keough, Treasurer
Stephen K. West                       Joseph P. Barri, Secretary
John Winthrop



Investment Adviser
Pioneering Management Corporation


Custodian
Brown Brothers Harriman & Co.


Independent Public Accountants
Arthur Andersen LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneering Services Corporation

_______________________________________________________________________________

_______________________________________________________________________________


                            This page for your notes.

_______________________________________________________________________________
 PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
_______________________________________________________________________________


Your investment representative can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.


FactFoneSM
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.


90-Day Reinstatement Privilege (for Class A Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 90 days of your redemption. You have the choice of investing in any Pioneer fund, as long as you meet its minimum investment requirement.


Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.


Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

_______________________________________________________________________________

_______________________________________________________________________________


Automatic Exchange Program
A simple way to move money from a money market or bond fund into a stock fund over a period of time. Just invest a lump sum in a Pioneer money market fund or bond fund. Then, select the Pioneer equity fund or funds you wish to invest in, and choose the amounts and dates for Pioneer to sell shares of your money market or bond fund and use the proceeds to buy shares of the Pioneer equity fund you have chosen. Over time, your original investment will be shifted to your Pioneer equity fund.


Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available only for accounts with a value of $10,000 or more.)

_______________________________________________________________________________

_______________________________________________________________________________


                            This page for your notes.

_______________________________________________________________________________
THE PIONEER FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________


For information about any Pioneer mutual fund, please contact your investment representative, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.



Growth Funds                          Income Funds
Global/International                  Taxable
Pioneer Emerging Markets Fund         Pioneer America Income Trust
Pioneer Europe Fund                   Pioneer Bond Fund
Pioneer Gold Shares                   Pioneer Short-Term Income Trust*
Pioneer India Fund
Pioneer International Growth Fund     Tax-Exempt
Pioneer World Equity Fund             Pioneer Intermediate Tax-Free Fund
                                      Pioneer Tax-Free Income Fund
United States
Pioneer Capital Growth Fund
Pioneer Growth Shares                 Money Market Fund
Pioneer Micro-Cap Fund*               Pioneer Cash Reserves Fund
Pioneer Mid-Cap Fund
Pioneer Small Company Fund


Growth and Income Funds
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Fund
Pioneer Real Estate Shares
Pioneer II









*Offers Class A and B Shares only

_______________________________________________________________________________
HOW TO CONTACT PIONEER
_______________________________________________________________________________


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292


FactFoneSM for automated fund yields, prices,
account information and transactions                            1-800-225-4321


Retirement plans information                                    1-800-622-0176


Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us at:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109


Our toll-free fax                                               1-800-225-4240


Our Internet e-mail address                               ask.pioneer@piog.com
(for general questions about Pioneer only)


Visit our web site:                                       www.pioneerfunds.com




This report must be preceded or accompanied by a current Fund prospectus.


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